Exhibit 99.1

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

Collection Period	31-May-25	30/360 Days	30	Collection Period Start	1-May-25
Distribution Date	16-Jun-25	Actual/360 Days	32	Collection Period End	31-May-25
				Prior Month Settlement Date	15-May-25
				Current Month Settlement Date	16-Jun-25

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,424,116,746.73	875,944,548.25	835,371,719.79	0.641565
Yield Supplement Overcollaterization		122,033,411.09	58,993,753.42	55,013,228.94
Total Adjusted Pool Balance		1,302,083,335.64	816,950,794.83	780,358,490.85
Total Adjusted Securities		1,302,083,335.64	816,950,794.83	780,358,490.85	0.599315
Class A-1 Notes	5.51200%	279,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	5.47000%	145,000,000.00	76,759,775.30	64,645,884.72	0.445834
Class A-2b Notes	4.71228%	293,000,000.00	155,107,683.89	130,629,270.49	0.445834
Class A-3 Notes	5.28000%	438,000,000.00	438,000,000.00	438,000,000.00	1.000000
Class A-4 Notes	5.18000%	95,000,000.00	95,000,000.00	95,000,000.00	1.000000
Certificates	0.00000%	52,083,335.64	52,083,335.64	52,083,335.64	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	12,113,890.59	349,896.64	83.5440730	2.4130803
Class A-2b Notes	24,478,413.39	649,698.52	83.5440730	2.2174011
Class A-3 Notes	0.00	1,927,200.00	—	4.4000000
Class A-4 Notes	0.00	410,083.33	—	4.3166666
Certificates	0.00	0.00	—	—

Total Securities	36,592,303.98	3,336,878.49

I. COLLECTIONS

Interest:
Interest Collections				3,669,341.04
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				3,669,341.04
Principal:
Principal Collections				40,093,988.54
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				40,093,988.54
Recoveries of Defaulted Receivables				223,269.65

Total Collections				43,986,599.23

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			51,806	816,950,794.83
Total Principal Payment				36,592,303.98

			50,390	780,358,490.85

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	43,986,599.23
Reserve Account Draw	0.00
Total Available for Distribution	43,986,599.23
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	729,953.79
Servicing Fee Paid	729,953.79
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	349,896.64
Class A-2a Notes Monthly Interest Paid	349,896.64
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	649,698.52
Class A-2b Notes Monthly Interest Paid	649,698.52
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,927,200.00
Class A-3 Notes Monthly Interest Paid	1,927,200.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	410,083.33
Class A-4 Notes Monthly Interest Paid	410,083.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		3,336,878.49
Total Note Monthly Interest Paid		3,336,878.49
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		39,919,766.95
4. Total Monthly Principal Paid on the Notes		36,592,303.98
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		36,592,303.98
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,327,462.97
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,327,462.97

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		0.00
Release to Collection Account		0.00

Ending Yield Supplement Account Balance		0.00

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.34
Required Reserve Account Amount		3,255,208.34
Beginning Reserve Account Balance		3,255,208.34
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.34
Required Reserve Account Amount for Next Period		3,255,208.34

VI. POOL STATISTICS

Weighted Average Coupon		5.10%
Weighted Average Remaining Maturity		41.09

	Amount	Number
Principal on Defaulted Receivables	478,839.92	24
Principal Recoveries of Defaulted Receivables	223,269.65

Monthly Net Losses	255,570.27
Pool Balance at Beginning of Collection Period	875,944,548.25
Net Loss Ratio for Third Preceding Collection Period	0.39%
Net Loss Ratio for Second Preceding Collection Period	0.40%
Net Loss Ratio for Preceding Collection Period	0.20%
Net Loss Ratio for Current Collection Period	0.35%
Four-Month Average Net Loss Ratio	0.34%
Cumulative Net Losses for all Periods	3,945,940.09

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	5,072,277.23	218	0.61%
61-90 Days Delinquent	997,092.93	44	0.12%
91-120 Days Delinquent	102,333.61	6	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	6,171,703.77	268	0.74%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.11%	0.09%
Delinquency Ratio for Second Preceding Collection Period	0.05%	0.05%
Delinquency Ratio for Preceding Collection Period	0.10%	0.07%
Delinquency Ratio for Current Collection Period	0.13%	0.10%
Four-Month Average Delinquency Ratio	0.10%	0.08%
60 Day Delinquent Receivables	1,099,426.54
Delinquency Percentage	0.13%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,730,850.21
Number of Extensions	76

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO